SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements are available to be issued. Any material events that occur between the balance sheet date and the date that the financial statements were available for issuance are disclosed as subsequent events, while the financial statements are adjusted to reflect any conditions that existed at the balance sheet date.

The Company sold 1,373,809 shares of common stock in October 2025 for net proceeds of $2,224,048 via the ATM with H.C. Wainwright effectively closing out the February 27, 2025 S-3 prospectus supplement.

NOTE 12 SUBSEQUENT EVENTS

On February 27, 2025, Iveda Solutions, Inc. (the “Company”) entered into an At the Market Offering Agreement (the “Sales Agreement”) with H.C. Wainwright & Co., LLC (the “Sales Agent), pursuant to which the Company may offer and sell, from time to time, through or to the Sales Agent, shares (the “Placement Shares”) of the Company’s common stock, par value $0.00001 per share (the “Common Stock”), having an aggregate offering price of up to $5,082,431 (the “ATM Offering”). Sales pursuant to the Sales Agreement will be made only upon instructions by the Company to the Sales Agent, and the Company cannot provide any assurances that it will issue any Shares pursuant to the Sales Agreement.

The issuance and sale, if any, of the Placement Shares by the Company under the Sales Agreement will be made pursuant to the Company’s effective “shelf” registration statement on Form S-3 (Registration Statement No. 333-276676) (the “Registration Statement”), the base prospectus contained therein, and a prospectus supplement relating to the ATM offering, dated February 27, 2025.

Under the terms of the Sales Agreement, the Company may sell the Placement Shares by any method permitted that is deemed an “at the market offering” as defined in Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). The Sales Agent will use its commercially reasonable efforts consistent with its normal trading and sales practices and applicable state and federal laws, rules and regulations to sell the Placement Shares from time to time, based upon the Company’s instructions (including any price, time or size limits or other customary parameters or conditions the Company may impose). Actual sales will depend on a variety of factors to be determined by the Company from time to time, including (among others) market conditions, the trading price of the Company’s Common Stock, capital needs and determinations by the Company of the appropriate sources of funding for the Company. The Company is not obligated to make any sales of Placement Shares under the Sales Agreement and the Company cannot provide any assurances that it will issue any Placement Shares pursuant to the Sales Agreement. The Company will pay a commission rate of 3% of the gross sales price per share sold and agreed to reimburse the Sales Agent for certain specified expenses, including the fees and disbursements of its legal counsel in an amount not to exceed $50,000 and have agreed to reimburse the Sales Agents an amount not to exceed $5,000 per due diligence update session conducted in connection with each such date the Company files its Quarterly Reports on Form 10-Q, its Annual Report on Form 10-K and amendments or supplements to the Registration Statement, the accompanying prospectus, or any prospectus supplement. The Company has also agreed pursuant to the Sales Agreement to provide the Sales Agent with customary indemnification and contribution rights.

On March 14, 2025, the “Company redomiciled to Delaware form Nevada with authorized to issue 312,500,000 shares of capital stock. Of which (i) 300 million shares shall be common stock, $0.00001 par value and (ii) 12,500,000 shares shall be shares of preferred stock, $0.00001 par value.

The Company headquarters lease in Mesa Arizona expired February 28, 2025 and has been renewed for 5 years at similar terms to the previous lease.